CONVERTIBLE LOANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Feb. 05, 2017	Aug. 05, 2015	Oct. 31, 2017	Jun. 30, 2016	Oct. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012	Jun. 14, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 3,893
Stock split						1-for-130	($908.78 prior to IPO split, of 1 for 130
Conversion of convertible loan into Ordinary shares						$ 4,138
2012 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,150
Interest rate								0.60%
Maturity								Each of the loans bears interest of 0.6% per year, which is to be repaid every five years, the loan is due and payable after a term of twenty years.
Conversion price per share								$ 240.26
Convertible loan converted into ordinary shares						622,180		622,180
Conversion of convertible loan into Ordinary shares								$ 4,138
2012 Convertible Loan [Member] | D.N.A [Member]
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares exchanged								5,590
Number of stock merged					2,795
2015 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,005
Interest rate		5.00%
Maturity		February 2017
Discount to the applicable price per share in the triggering event		25.00%
Percentage of warrants to purchase additional shares on conversion		40.00%
Finance expenses		$ 64
Repayments of borrowings	$ 1,053
Converted to 2016 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,057		$ 1,057
Deposit amount at trustee									$ 1,053
2016 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 7,440					$ 1,025
Interest rate				5.00%
Maturity				18 months
Conversion price per share			$ 5.24
Percentage of warrants to purchase additional shares on conversion				40.00%
Description of automatically converted loan to shares				The loan will be automatically converted upon occurrence of the following events as described in the agreement: IPO of at least $20 million, private placement in an aggregate amount of no less than $10 million or change of control (the “Triggering Event”). Furthermore, in case of private placement in an aggregate amount of $4 - $10 million the lenders shall have the right to convert the loan to shares. The loan will convert into the same class of shares issued in such a transaction at the lower of a 25% discount to the applicable price per share in the Triggering Event or value of equity on a fully diluted basis of $65 million.
Exercisable period of warrants				4 years
Transaction expenses				$ 363
Amount payable in shares				$ 150
Convertible loan and accrued interest converted into series B-1 preferred shares				1,719,770
Exercise price of warrants			$ 6.99